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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st March, 2007.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 14TH day of May, 2007.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              111

Form 13F Information Table Value Total:    4,671,743,006

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3       Item 4        Item 5             Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                                                                   -------------------------  ----------------------
                                                                                                      Shared
                                  Title of                                                    Shared   Other             Shared None
           Name of Sec              Class    Cusip No     Fair Mv        SH/PRN     Sole (a)    (b)     (c)    Sole (a)    (b)  (c)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                Common   002824100     36,521,100      654,500     654500                     654500
Abercrombie & Fitch                Common   002896207     49,284,254      651,219     651219                     651219
Accenture Ltd                      Common   G1150G111     16,319,378      423,440     423440                     423440
Accuray Inc.                       Common   004397105      8,652,005      389,029     389029                     389029
ACE Limited                        Common   G0070K103     52,474,830      919,643     919643                     919643
Advanced Micro Devices inc         Common   007903107     20,378,171    1,560,350    1560350                    1560350
AES Corp                           Common   00130H105     35,743,967    1,660,965    1660965                    1660965
Aflac Inc                          Common   001055102     21,367,640      454,051     454051                     454051
American Express                   Common   025816109     31,148,141      552,272     552272                     552272
Amgen Inc                          Common   031162100     47,376,461      847,825     847825                     847825
Anadarko Petroleum                 Common   032511107     21,904,069      509,634     509634                     509634
ArthroCare Corp.                   Common   043136100     13,388,139      371,480     371480                     371480
AT&T Inc                           Common   00206R102    160,567,280    4,072,211    4072211                    4072211
Baker Hughes Inc                   Common   057224107     45,904,801      694,160     694160                     694160
Baxter International Inc           Common   071813109     28,988,936      550,388     550388                     550388
Biomarin Pharmaceutical Inc        Common   09061G101     18,974,073    1,099,309    1099309                    1099309
Blackrock Inc                      Common   09247X101     12,661,266       81,001      81001                      81001
Blue Nile Inc.                     Common   09578R103     13,175,019      324,029     324029                     324029
Boeing Company                     Common   097023105     17,050,893      191,777     191777                     191777
Bristol Myers Squibb               Common   110122108     40,536,457    1,460,247    1460247                    1460247
Capital One Financial              Common   14040H105     32,975,718      436,996     436996                     436996
Cardinal Health                    Common   14149Y108      6,910,043       94,723      94723                      94723
Cheesecake Factory                 Common   163072101     13,722,938      514,932     514932                     514932
Chicago Mercantile Exchange        Common   167760107     17,228,808       32,357      32357                      32357
Cisco Systems                      Common   17275R102     60,281,819    2,361,215    2361215                    2361215
Citigroup Inc                      Common   172967101    151,116,620    2,943,448    2943448                    2943448
CMS Energy Corp                    Common   125896100     14,309,028      803,878     803878                     803878
Coca Cola Company                  Common   191216100     71,100,720    1,481,265    1481265                    1481265
Comcast Corp New                   Common   20030N101     42,078,963    1,621,540    1621540                    1621540
Commerce Bancorp Inc/ NJ           Common   200519106     27,883,883      835,347     835347                     835347
Corning Incorporated               Common   219350105     34,314,433    1,508,990    1508990                    1508990
Countrywide Financial Corp         Common   222372104     22,198,935      659,897     659897                     659897
CSX Corp                           Common   126408103      4,206,932      105,042     105042                     105042
CVS Caremark Corp                  Common   126650100     77,067,260    2,257,389    2257389                    2257389
Dow Chemical                       Common   260543103     90,026,574    1,963,074    1963074                    1963074
E Trade Financial Corp             Common   269246104     48,021,369    2,263,024    2263024                    2263024
Embarq Corp                        Common   29078E105      8,465,010      150,222     150222                     150222
Expedia Inc                        Common   30212P105      6,763,785      291,794     291794                     291794
Exxon Mobil                        Common   30231G102    261,186,397    3,461,715    3461715                    3461715
First Data Corporation             Common   319963104     59,961,983    2,229,070    2229070                    2229070
Forest Oil                         Common   346091705     21,578,622      646,647     646647                     646647
Freeport McMoran Copper            Common   35671D857     30,532,785      461,290     461290                     461290
GameStop Corp                      Common   36467W109     12,561,402      385,674     385674                     385674
General Electric Company           Common   369604103    285,601,235    8,076,958    8076958                    8076958
General Mills                      Common   370334104      4,362,657       74,934      74934                      74934
Genworth Financial CL A            Common   37247D106     50,935,532    1,457,800    1457800                    1457800
Genzyme Corporation                Common   372917104     44,938,715      748,729     748729                     748729
Goldman Sachs Group                Common   38141G104     28,781,699      139,291     139291                     139291
Google Inc                         Common   38259P508     94,743,365      206,791     206791                     206791
Harley Davidson                    Common   412822108     10,868,515      184,996     184996                     184996
Hess Corp                          Common   42809H107     92,710,672    1,671,366    1671366                    1671366
Hewlett Packard Company            Common   428236103     44,948,371    1,119,790    1119790                    1119790
Honeywell International            Common   438516106     12,428,324      269,829     269829                     269829
HOST HOTELS AND RESORTS INC.       Common   44107P104     12,832,939      487,759     487759                     487759
IBM                                Common   459200101    173,328,493    1,838,834    1838834                    1838834
Intel Corporation                  Common   458140100     63,203,148    3,303,876    3303876                    3303876
Inverness Medical Innovation       Common   46126P106     40,627,271      927,987     927987                     927987
IXIA                               Common   45071R109      4,943,173      531,524     531524                     531524
Johnson and Johnson                Common   478160104     97,729,427    1,621,796    1621796                    1621796
Johnson Controls                   Common   478366107     17,303,349      182,872     182872                     182872
Kyphon Inc.                        Common   501577100      9,992,371      221,364     221364                     221364
Lennar Corp                        Common   526057104     22,522,961      533,593     533593                     533593
Level 3 Communications Inc         Common   52729N100      7,233,563    1,185,830    1185830                    1185830
Life Time Fitness                  Common   53217R207     13,894,889      270,276     270276                     270276
Lyondell Chemical Co               Common   552078107      4,285,890      143,006     143006                     143006
Manpower Inc                       Common   56418H100      1,700,251       23,048      23048                      23048
Masco Corporation                  Common   574599106     46,054,961    1,680,838    1680838                    1680838
Microsoft Corporation              Common   594918104    220,739,207    7,920,316    7920316                    7920316
Millicom International Cellular SA Common   003870570     22,539,784      287,644     287644                     287644
Morgans Hotel Group                Common   61748W108      6,058,023      288,340     288340                     288340
National Oilwell Varco             Common   637071101     48,243,102      620,171     620171                     620171
Netflix Inc                        Common   64110L106     15,888,142      685,129     685129                     685129
Noble Energy                       Common   655044105     22,634,550      379,456     379456                     379456
Norfolk Southern Corporation       Common   655844108      4,623,069       91,365      91365                      91365
Northrop Grumman Corp              Common   666807102     10,007,305      134,833     134833                     134833
Occidental Petroleum Corporation   Common   674599105     34,001,760      689,551     689551                     689551
Oracle Corporation                 Common   68389X105     25,098,755    1,384,377    1384377                    1384377
Packeteer Inc                      Common   695210104      4,253,862      342,501     342501                     342501
Pall Corp                          Common   696429307      1,529,006       40,237      40237                      40237
Pentair INC                        Common   709631105      7,773,361      249,466     249466                     249466
PepsiCo                            Common   713448108     89,941,404    1,415,063    1415063                    1415063
Pfizer Inc                         Common   717081103     84,220,957    3,334,163    3334163                    3334163
PG and E Corp                      Common   69331C108     45,002,845      932,315     932315                     932315
PNC Financial                      Common   693475105     53,223,902      739,529     739529                     739529
Pride International                Common   74153Q102     21,485,561      713,806     713806                     713806
Procter and Gamble                 Common   742718109    164,457,334    2,603,821    2603821                    2603821
Prologis                           Common   743410102     13,064,565      201,210     201210                     201210
Prudential Financial               Common   744320102     20,817,566      230,640     230640                     230640
QLogic Corp                        Common   747277101     21,272,882    1,251,346    1251346                    1251346
Qualcomm Inc                       Common   747525103     29,561,802      692,963     692963                     692963
Radian Group Inc                   Common   750236101      8,027,627      146,276     146276                     146276
Sapient Corp                       Common   803062108     17,425,758    2,540,198    2540198                    2540198
Simon Property Group Inc           Common   828806109     14,581,426      131,069     131069                     131069
Sprint Nextel Corp                 Common   852061100     19,286,548    1,017,223    1017223                    1017223
Staples                            Common   855030102     16,633,001      643,692     643692                     643692
Starbucks Corp                     Common   855244109     22,749,516      725,431     725431                     725431
The Hershey Company                Common   427866108      2,254,944       41,254      41254                      41254
Time Warner Inc                    Common   887317105    144,012,123    7,302,846    7302846                    7302846
Toll Brothers                      Common   889478103        885,579       32,344      32344                      32344
TXU Corporation                    Common   873168108      6,448,588      100,602     100602                     100602
Union Pacific Corp                 Common   907818108     47,419,077      466,953     466953                     466953
United Auto Group                  Common   909440109      6,890,185      339,418     339418                     339418
UnitedHealth                       Common   91324P102     89,469,773    1,689,065    1689065                    1689065
Urban Outfitters                   Common   917047102      5,928,723      223,641     223641                     223641
Valero Energy Corp                 Common   91913Y100     43,552,225      675,333     675333                     675333
Verizon                            Common   92343V104     65,665,685    1,731,690    1731690                    1731690
Vishay Intertechnology Inc         Common   928298108      2,775,198      198,512     198512                     198512
Wachovia Corp                      Common   929903102     76,262,251    1,385,327    1385327                    1385327
Walgreen                           Common   931422109     31,825,587      693,519     693519                     693519
WW Grainger Inc                    Common   384802104     27,363,815      354,270     354270                     354270
Wyeth                              Common   983024100     62,963,956    1,258,524    1258524                    1258524
                                                       -------------  -----------
                                                       4,671,743,006  118,805,575
                                                       -------------  -----------